Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities Held for Sale
The following table provides the major classes of assets and liabilities classified as held for sale. In addition, the disposal group had $15.7 million of accumulated other comprehensive losses at December 31, 2016.

December 31, 2016
(In thousands)
Receivables, net	$4,551
Inventories, net	2,848
Other current assets	1,131
Property, plant, and equipment	1,946
Intangible assets	4,405
Goodwill	5,477
Other long-lived assets	26,766
Total assets of disposal group	47,124
Impairment of assets held for sale	(23,931)
Total assets held for sale	$23,193
Accrued liabilities	$1,288
Postretirement benefits	448
Total liabilities held for sale	$1,736